                                                           FILE NUMBER 028-00568


                                   FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 2001
                      If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of November, 2001.



                                              By: /s/ William M Lane
                                              ------------------------------
                                              William M Lane, Vice President
                                              for Robert E. Torray & Co. Inc.

September 30, 2001                       Form 13F - Robert E. Torray & Co. Inc.

                 Item 1                    Item 2       Item 3         Item 4           Item 5                Item 6

                                           Title        CUSIP        Fair Market        Total                 Invest
                                                                                                 -------------------------------
Name of Issuer                            of Class      Number          Value           Shares    (a)Sole   (b)Shared   (c)Other
--------------                            --------      ------          -----           ------    -------   ---------   --------
A T & T Corporation                        common     001957109      60,037,224        3,110,737      X
                                                                     14,114,090          731,300      X
Abbott Laboratories                        common     002824100     141,581,610        2,730,600      X
                                                                     32,878,085          634,100      X
Agilent Technologies Inc.                  common     00846U101      34,795,090        1,779,800      X
                                                                      9,483,705          485,100      X
American Express Company                   common     025816109      56,065,458        1,929,300      X
                                                                     14,933,934          513,900      X
American Home Products Corporation         common      02660910      68,877,713        1,182,450      X
                                                                     14,521,725          249,300      X
American International Group               common     026874107      80,020,200        1,025,900      X
                                                                     18,821,400          241,300      X
Archer Daniels Midland Company             common      03948310      49,938,297        3,966,505      X
                                                                     13,401,007        1,064,417      X
Automatic Data Processing Inc.             common     053015103      78,848,448        1,676,200      X
                                                                     18,496,128          393,200      X
Bank of America Corporation                common     060505104      63,802,000        1,092,500      X
                                                                     18,203,280          311,700      X
Bank One Corporation                       common     06423A103      73,839,445        2,346,344      X
                                                                     18,719,583          594,839      X
Boston Scientific Corporation              common     101137107     123,481,750        6,023,500      X
                                                                     27,767,250        1,354,500      X
Bristol-Myers Squibb Company               common     110122108     117,679,969        2,118,070      X
                                                                     25,702,056          462,600      X
Clear Channel Communications               common     184502102      79,949,175        2,011,300      X
                                                                     19,103,850          480,600      X
Compaq Computer Corporation                common     204493100      35,063,214        4,219,400      X
                                                                      7,079,289          851,900      X
Disney (Walt) Company                      common     254687106      65,821,700        3,535,000      X
                                                                     14,603,666          784,300      X
EMC Corporation                            common     268648102      39,698,550        3,378,600      X
                                                                      9,416,450          801,400      X
Emerson Electric Company                   common     291011104      40,544,543          861,550      X
                                                                     10,108,488          214,800      X
Franklin Resources, Inc.                   common     354613101      84,645,418        2,441,460      X
                                                                     16,398,910          473,000      X



                 Item 1                     Item 7                    Item 8

                                                                 Voting Authority
                                                     -------------------------------------
Name of Issuer                            Managers     (a) Sole   (b) Shared    (c)None
--------------                            --------     --------   ----------    --------
A T & T Corporation                           All      3,110,737
                                              All                                731,300
Abbott Laboratories                           All      2,730,600
                                              All                                634,100
Agilent Technologies Inc.                     All      1,779,800
                                              All                                485,100
American Express Company                      All      1,929,300
                                              All                                513,900
American Home Products Corporation            All      1,182,450
                                              All                                249,300
American International Group                  All      1,025,900
                                              All                                241,300
Archer Daniels Midland Company                All      3,966,505
                                              All                              1,064,417
Automatic Data Processing Inc.                All      1,676,200
                                              All                                393,200
Bank of America Corporation                   All      1,092,500
                                              All                                311,700
Bank One Corporation                          All      2,346,344
                                              All                                594,839
Boston Scientific Corporation                 All      6,023,500
                                              All                              1,354,500
Bristol-Myers Squibb Company                  All      2,118,070
                                              All                                462,600
Clear Channel Communications                  All      2,011,300
                                              All                                480,600
Compaq Computer Corporation                   All      4,219,400
                                              All                                851,900
Disney (Walt) Company                         All      3,535,000
                                              All                                784,300
EMC Corporation                               All      3,378,600
                                              All                                801,400
Emerson Electric Company                      All        861,550
                                              All                                214,800
Franklin Resources, Inc.                      All      2,441,460


                 Item 1                    Item 2       Item 3           Item 4             Item 5               Item 6

                                           Title        CUSIP          Fair Market          Total                Invest
                                                                                                     ---------------------------
Name of Issuer                            of Class      Number            Value             Shares   (a)Sole   (b)Shared   (c)Other
--------------                            --------      ------            -----             ------   -------   ---------   --------
Gannett Company Inc.                       common     364730101         67,305,167        1,119,700      X
                                                                        16,145,546          268,600      X
Hughes Electronics Corporation             common     370442832         89,370,985        6,704,500      X
                                                                        19,096,558        1,432,600      X
Gillette Company, The                      common     375766102         73,150,060        2,454,700      X
                                                                        14,455,980          485,100      X
Hewlett-Packard Company                    common     428236103         62,328,570        3,883,400      X
                                                                        15,212,190          947,800      X
Honeywell International Inc.               common     438516106         71,055,600        2,691,500      X
                                                                        15,969,360          604,900      X
Illinois Tool Works                        common     452308109        130,545,786        2,412,600      X
                                                                        29,392,552          543,200      X
I B M Corporation                          common     459200101         46,740,512          509,600      X
                                                                        10,116,716          110,300      X
Interpublic Group of Companies             common     460690100         86,020,680        4,216,700      X
                                                                        19,271,880          944,700      X
J.P. Morgan Chase & Company                common     46625H100         96,344,328        2,821,210      X
                                                                        20,019,415          586,220      X
Johnson & Johnson                          common     478160104        102,030,180        1,841,700      X
                                                                        25,062,960          452,400      X
Kimberly-Clark Corporation                 common     494368103        136,564,300        2,202,650      X
                                                                        30,584,724          493,302      X
Markel Corporation                         common     570535104         88,361,130          453,134      X
                                                                        13,682,370           70,166      X
PanAmSat Corporation                       common     697933109         37,541,702        1,609,850      X
                                                                         8,609,744          369,200      X
Procter & Gamble Company                   common     742718109         98,936,168        1,359,200      X
                                                                        23,838,725          327,500      X
Tribune Company                            common     896047107        100,200,540        3,191,100      X
                                                                        21,757,060          692,900      X
United Technologies Corporation            common     913017109         79,566,150        1,711,100      X
                                                                        19,353,300          416,200      X
Wachovia Corporation                       common     929903102         52,906,212        1,706,652      X
                                                                        12,000,100          387,100      X

                                                                   ----------------
Total                                                                3,331,979,950
                                                                   ================





                 Item 1                   Item 7                      Item 8

                                                                 Voting Authority
                                                      --------------------------------------
Name of Issuer                          Managers       (a) Sole     (b) Shared   (c)None
--------------                          --------       --------     ----------   --------
Gannett Company Inc.                        All        1,119,700
                                            All                                   268,600
Hughes Electronics Corporation              All        6,704,500
                                            All                                 1,432,600
Gillette Company, The                       All        2,454,700
                                            All                                   485,100
Hewlett-Packard Company                     All        3,883,400
                                            All                                   947,800
Honeywell International Inc.                All        2,691,500
                                            All                                   604,900
Illinois Tool Works                         All        2,412,600
                                            All                                   543,200
I B M Corporation                           All          509,600
                                            All                                   110,300
Interpublic Group of Companies              All        4,216,700
                                            All                                   944,700
J.P. Morgan Chase & Company                 All        2,821,210
                                            All                                   586,220
Johnson & Johnson                           All        1,841,700
                                            All                                   452,400
Kimberly-Clark Corporation                  All        2,202,650
                                            All                                   493,302
Markel Corporation                          All          453,134
                                            All                                    70,166
PanAmSat Corporation                        All        1,609,850
                                            All                                   369,200
Procter & Gamble Company                    All        1,359,200
                                            All                                   327,500
Tribune Company                             All        3,191,100
                                            All                                   692,900
United Technologies Corporation             All        1,711,100
                                            All                                   416,200
Wachovia Corporation                        All        1,706,652
                                            All                                   387,100


Total

